Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenues
Schedule of deferred revenue

	2022	2021

Deferred revenue in relation to sale of real estate property	25	30
Additional or extended warranties	-	11
Services rendering agreement	50	11
Revenue from credit card operators and banks	129	106
Gift Card	47	182
Others	2	108
	253	448

Current	156	383
Non-current	97	65